Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
	December 31,
	2022	2021
	$	$
Cash on hand and balances with banks	50,611	55,600
Interest-bearing deposits with maturities of three months or less	—	9,700
	50,611	65,300